FINANCIAL INSTRUMENTS - Other Financial Assets and Other Financial Liabilities Positions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	€ 8	€ 12
Current derivatives assets	31	58
Derivative financial assets	39	70
Non-current derivatives liabilities	14	6
Current derivative liabilities	41	25
Derivatives liabilities	55	31
Other financing activities	(3)	(26)	€ (8)
Aluminium and premium derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	0	0
Current derivative liabilities	19	14
Derivatives liabilities	19	14
Energy derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	3	0
Current derivative liabilities	7	0
Derivatives liabilities	10	0
Other commodity derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	0	0
Current derivative liabilities	1	0
Derivatives liabilities	1	0
Currency commercial derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	11	6
Current derivative liabilities	14	11
Derivatives liabilities	25	17
Currency net debt derivatives | Forward purchase contracts versus EURO
Disclosure of detailed information about financial instruments [line items]
Nominal amount		565
Other financing activities		(32)
Aluminium and premium derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	2	9
Current derivatives assets	7	38
Derivative financial assets	9	47
Energy derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	3	1
Current derivatives assets	2	1
Derivative financial assets	5	2
Other commodity derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	0	0
Current derivatives assets	2	4
Derivative financial assets	2	4
Currency commercial derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	3	2
Current derivatives assets	20	14
Derivative financial assets	23	16
Currency net debt derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	0	0
Current derivatives assets	0	1
Derivative financial assets	€ 0	€ 1